Fee and commission expenses	12 Months Ended
Dec. 31, 2019
Fee and commission expenses
Fee and commission expenses

38. Fee and commission expenses

Fee and commission expenses comprises the amount of all fees and commissions paid or payable by the Bank in the year, except those that form part of the effective interest rate on financial instruments.

The breakdown of Fee and commission expenses is as follows:

	2017	2018	2019

Credit and debit cards	3,250	3,680	4,095
Checks and others	25	26	31
Collections and transactional services	226	287	312
Fund management	2	1	1
Capital markets and securities activities	199	189	238
Financial advisory services	6	13	6
Correspondent services	465	614	723
Other fees and commissions	1,330	1,764	2,488
	5,503	6,574	7,894